March 22, 2011


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549


Re:  Touchstone Funds Group Trust
     Schedule 14A Filing

Ladies and Gentlemen:

Pursuant to the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is a Proxy Statement pursuant to Section 14(a) for Touchstone Funds Group Trust (the "Trust"). This filing is being made to call a meeting to approve a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Touchstone Small Cap Value Fund's Class Z shares.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE FUNDS GROUP TRUST

/s/ Jay S. Fitton

Jay S. Fitton
Secretary